Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

(2) STOCKHOLDERS’ EQUITY —

On March 24, 2016, the Company received a notification from the New York Stock Exchange (the “NYSE”) notifying the Company that it was not in compliance with the NYSE’s continued listing standards. The Company is considered below criteria established by the NYSE as a result of the Company’s average stock price trading below $1.00 per share and its average market capitalization being less than $50.0 million, in each case over a consecutive 30 trading-day period. The Company has submitted and the NYSE has accepted a business plan to regain compliance with the NYSE’s continued listing standards. Comstock may regain compliance with the NYSE’s stock price standard at any time during a six-month cure period commencing on receipt of the NYSE notification if its common stock has a closing stock price of at least $1.00 and an average closing stock price of at least $1.00 over the 30 trading-day period ending on the last trading day of that month or the last trading day of the cure period. The Company must regain compliance with respect to its market capitalization within eighteen months of receipt of the NYSE notification. Failure to regain compliance with the NYSE’s continued listing standards within the applicable time periods will result in the commencement of suspension and delisting procedures. On July 29, 2016, Comstock completed a one-for-five (1:5) reverse split of its common stock to address the minimum stock price requirement.

At the Company’s 2016 annual meeting of stockholders, the stockholders approved an amendment to the Company’s restated articles of incorporation to increase the authorized shares of common stock to 50 million shares (such number adjusted for the one-for-five (1:5) reverse stock split).

(6) Stockholders’ Equity

The authorized capital stock of Comstock consists of 15 million shares of common stock, $0.50 par value per share, and 5 million shares of preferred stock, $10.00 par value per share. The preferred stock may be issued in one or more series, and the terms and rights of such stock will be determined by the Board of Directors. There were no shares of preferred stock outstanding at December 31, 2014 or 2015.

The Company paid dividends to its common stockholders of $18.0 million and $23.8 million in 2013 and 2014, respectively. During 2013, the Board of Directors also approved an open market share repurchase plan to repurchase up to $100.0 million of its common stock on the open market. The Company made open market purchases of 126,219 shares and 200,000 shares with an aggregate cost of $9.2 million and $8.1 million in 2013 and 2014, respectively. The Company did not purchase any shares of its common stock in 2015.

On October 1, 2015, the Company entered into a net operating loss carryforwards (“NOLs”) rights plan (the “Rights Plan”) with American Stock Transfer & Trust Company, LLC, as rights agent. In connection with the adoption of the Rights Plan, the board of directors of the Company declared a dividend of one preferred share purchase right (“Right”) for each outstanding share of the Company’s common stock. The dividend was payable on October 16, 2015 to stockholders of record as of the close of business on October 12, 2015. In addition, one Right automatically attached to each share of common stock issued between the record date and the date when the Rights become exercisable.

The Rights Plan was adopted in an effort to prevent potential significant limitations under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), on Comstock’s ability to utilize its current NOLs to reduce its future tax liabilities. If Comstock experiences an “ownership change,” as defined in Section 382 of the Code, the Company’s ability to fully utilize its NOLs on an annual basis will be substantially limited, and the timing of the usage of the NOLs could be substantially delayed, which could accordingly significantly impair the value of those benefits. The Rights Plan works by imposing a significant penalty upon any person or group that acquires 4.9% or more of the Company’s outstanding common stock without the approval of the board of directors (an “Acquiring Person”). The Rights Plan also gives discretion to the Board to determine that someone is an Acquiring Person even if they do not own 4.9% or more of the outstanding common stock but do own 4.9% or more in value of the Company’s outstanding stock, as determined pursuant to Section 382 of the Code and the regulations promulgated thereunder. Stockholders who currently own 4.9% or more of the Company’s common stock will not trigger the Rights unless they acquire additional shares, subject to certain exceptions set forth in the Rights Plan. In addition, the Board has established procedures to consider requests to exempt certain acquisitions of the Company’s securities from the Rights Plan if the board of directors determines that doing so would not limit or impair the availability of the NOLs or is otherwise in the best interests of the Company.